May 26, 2023

Supplement dated May 26, 2023
to the Prospectus and Summary Prospectus dated February 28, 2023

(as supplemented from time to time)

Effective on or about 60 days from the date of this supplement, the Fund’s index, the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”) is changing its income target from 3.5% over the annual dividend yield of the S&P 500® Index to 10% over the annual dividend yield of the S&P 500® Index. Accordingly, please note the following changes to the Fund’s Prospectus and Summary Prospectus.

The Fund’s Prospectus and Summary Prospectus is amended to state under the heading “Principal Investment Strategies” that the Cboe Aristocrats Index is designed with the primary goal of generating an annualized level of income that is approximately 10% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index.

Under the section “Call Options” in the Prospectus and Summary Prospectus, the following sentence is restated as follows: The number of Call Options written is determined at the start of the Term such that total annualized income per unit of investment expressed as a percentage over the calendar year (“Annualized Yield”) from dividends received from the Stock Portfolio and the premiums received from the Call Options is approximately 10% over the annual dividend yield of the S&P 500® Index.

Under the section “About the Fund’s Strategy” in the Prospectus and Summary Prospectus, the following sentence is restated: The Fund intends to invest in a sample of the securities in the Cboe Aristocrats Index with a view towards making quarterly distributions at an approximate rate of 10% over the annual dividend yield of the S&P 500® Index, before fees and expenses.

Under the section “Additional Information About the Funds’ Investments – Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund” in the Prospectus and the section “About the Index’s Strategy” in the Summary Prospectus, the following sentence is restated: The Cboe Aristocrats Index, constructed and maintained by Cboe Global Markets Inc., is designed with the primary goal of generating an annualized level of income that is approximately 10% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating price returns that are proportional to the price returns of the S&P 500® Index.

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If you have questions or need assistance, please contact your financial advisor directly or the Cboe Vest Funds toll-free at 1-855-505-VEST (8378).

This Supplement and the existing Prospectus, Summary Prospectus and Statement of Additional Information (SAI) provide relevant information for all shareholders and should be retained for future reference. The Prospectus, Summary Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Cboe Vest Funds toll-free at 1-855-505-VEST (8378).

CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Class A Shares
KNGAX
CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Class C Shares
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CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Investor Class Shares
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CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Institutional Class Shares
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CBOE Vest S&P 500 Dividend Aristocrats Target Income Fund | Class Y Shares
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